UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     November 08, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $1,877,317 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    68967   940117 SH       SOLE                   789417            150700
Accenture Ltd.              COM                 G1150G111    24556   964487 SH       SOLE                   808287            156200
Agilent Technologies Inc.   COM                 00846u101    46039  1405775 SH       SOLE                  1188375            217400
Agilent Technologies Inc.   COM                 00846u101     4912   150000 SH       DEFINED 01             150000
American International GroupCOM                 026874107    71513  1154182 SH       SOLE                   970608            183574
American International GroupCOM                 026874107     8087   130512 SH       DEFINED 01             130512
American Standard Companies COM                 029712106    95699  2055832 SH       SOLE                  1731232            324600
American Standard Companies COM                 029712106     7471   160500 SH       DEFINED 01             160500
Aramark Corp Cl B           COM                 038521100    20286   759480 SH       SOLE                   637480            122000
Baker Hughes Inc.           COM                 057224107    17805   298347 SH       SOLE                   250747             47600
Bank of America Corp.       COM                 060505104    39172   930440 SH       SOLE                   789040            141400
Bank of America Corp.       COM                 060505104     8420   200000 SH       DEFINED 01             200000
Bank of New York Inc.       COM                 064057102    27297   928167 SH       SOLE                   796367            131800
Baxter International Inc.   COM                 071813109    40859  1024812 SH       SOLE                   866612            158200
Baxter International Inc.   COM                 071813109     3987   100000 SH       DEFINED 01             100000
Black & Decker Corp         COM                 091797100    20503   249760 SH       SOLE                   208060             41700
BP PLC ADR                  COM                 055622104     2125    30000 SH       SOLE                    30000
Brunswick Corp.             COM                 117043109    46568  1234236 SH       SOLE                  1029236            205000
Celanese Corp. - Series A   COM                 150870103    35546  2060640 SH       SOLE                  1745040            315600
Celanese Corp. - Series A   COM                 150870103     5175   300000 SH       DEFINED 01             300000
Cendant Corp.               COM                 151313103     3612   175000 SH       DEFINED 01             175000
Cendant Corp.               COM                 151313103    27147  1315285 SH       SOLE                  1104285            211000
Cigna Corp                  COM                 125509109    11197    95000 SH       DEFINED 01              95000
Cigna Corp                  COM                 125509109    92964   788768 SH       SOLE                   662068            126700
CIT Group Inc.              COM                 125581108     7319   162000 SH       SOLE                   162000
Citigroup Inc.              COM                 172967101    78738  1729741 SH       SOLE                  1461215            268526
Citigroup Inc.              COM                 172967101     5118   112434 SH       DEFINED 01             112434
ConocoPhillips              COM                 20825C104     8389   120000 SH       SOLE                   120000
Cooper Cameron Corp.        COM                 216640102    44886   607144 SH       SOLE                   506244            100900
Cooper Cameron Corp.        COM                 216640102    14786   200000 SH       DEFINED 01             200000
CVS Corporation             COM                 126650100    33687  1161214 SH       SOLE                   968614            192600
Eaton Corp.                 COM                 278058102    41444   652145 SH       SOLE                   546745            105400
Fisher Scientific Intl.     COM                 338032204     1796    28950 SH       SOLE                    28950
Goldman Sachs Group Inc.    COM                 38141G104    65712   540486 SH       SOLE                   449786             90700
HCA Inc.                    COM                 404119109    40775   850907 SH       SOLE                   718407            132500
Hewlett-Packard Company     COM                 428236103     5128   175600 SH       DEFINED 01             175600
Hewlett-Packard Company     COM                 428236103    53004  1815205 SH       SOLE                  1528105            287100
IAC/Interactive Corp.       COM                 44919P300    16084   634462 SH       SOLE                   535587             98875
IAC/Interactive Corp.       COM                 44919P300     1584    62500 SH       DEFINED 01              62500
Int'l Business Machines     COM                 459200101    39776   495842 SH       SOLE                   416742             79100
Interstate Bakeries         COM                 46072H108     2425   250000 SH       DEFINED 01             250000
J.C. Penney Co. Inc.        COM                 708160106    35509   748825 SH       SOLE                   632525            116300
J.C. Penney Co. Inc.        COM                 708160106     4742   100000 SH       DEFINED 01             100000
JP Morgan Chase & Co.       COM                 46625H100     1561    46000 SH       SOLE                    46000
Laboratory Corp of America  COM                 50540R409     4871   100000 SH       DEFINED 01             100000
Laboratory Corp of America  COM                 50540R409    40587   833242 SH       SOLE                   697242            136000
Mattel Inc.                 COM                 577081102     3336   200000 SH       DEFINED 01             200000
Mattel Inc.                 COM                 577081102    35679  2139040 SH       SOLE                  1800340            338700
MBNA Corp.                  COM                 55262L100    35945  1458825 SH       SOLE                  1225525            233300
MBNA Corp.                  COM                 55262L100     2464   100000 SH       DEFINED 01             100000
Microsoft Corp.             COM                 594918104    39018  1516447 SH       SOLE                  1277647            238800
Microsoft Corp.             COM                 594918104     2573   100000 SH       DEFINED 01             100000
National-Oilwell Inc.       COM                 637071101     3172    48200 SH       SOLE                    48200
Nike Inc. Cl B              COM                 654106103    41238   504877 SH       SOLE                   421877             83000
Nokia Corp-Spon ADR         COM                 654902204    34094  2016205 SH       SOLE                  1695805            320400
Pentair Inc.                COM                 709631105    34518   945705 SH       SOLE                   796005            149700
Pentair Inc.                COM                 709631105     3650   100000 SH       DEFINED 01             100000
Pioneer Companies Inc.      COM                 723643300     3729   155000 SH       DEFINED 01             155000
Schlumberger Ltd.           COM                 806857108    27582   326880 SH       SOLE                   273980             52900
Texas Instruments Inc.      COM                 882508104      271     7995 SH       SOLE                     7995
The Scotts Company Cl A     COM                 810186106      528     6000 SH       SOLE                     6000
Tyco Intl Ltd.              COM                 902124106    55008  1975165 SH       SOLE                  1660765            314400
Tyco Intl Ltd.              COM                 902124106     6266   225000 SH       DEFINED 01             225000
Univision Communications - ACOM                 914906102     5571   210000 SH       DEFINED 01             210000
Univision Communications - ACOM                 914906102    31505  1187520 SH       SOLE                  1003520            184000
Viacom Inc Cl B             COM                 925524308    45120  1366868 SH       SOLE                  1150268            216600
Viacom Inc Cl B             COM                 925524308     6602   200000 SH       DEFINED 01             200000
Vishay Intertechnology      COM                 928298108     1195   100000 SH       DEFINED 01             100000
Walt Disney Co.             COM                 254687106    34098  1413112 SH       SOLE                  1187812            225300
Wells Fargo & Co.           COM                 949746101    31633   540096 SH       SOLE                   451196             88900
Wells Fargo & Co.           COM                 949746101     5857   100000 SH       DEFINED 01             100000
Whirlpool Inc.              COM                 963320106    43528   574475 SH       SOLE                   484075             90400
Whirlpool Inc.              COM                 963320106     7577   100000 SH       DEFINED 01             100000
Yellow Roadway Corp         COM                 985577105    11390   275000 SH       DEFINED 01             275000
Yellow Roadway Corp         COM                 985577105    46342  1118825 SH       SOLE                   942025            176800